Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND
Prospectus Date	rr_ProspectusDate	Apr. 07, 2017
Supplement [Text Block]	orafmf_SupplementTextBlock

Oppenheimer Fundamental Alternatives Fund

Oppenheimer Global Allocation Fund

Oppenheimer Mid Cap Value Fund

Oppenheimer Real Estate Fund

Oppenheimer Rising Dividends Fund

Oppenheimer Rochester® AMT-Free Municipal Fund

Oppenheimer Rochester® AMT-Free New York Municipal Fund

Oppenheimer Rochester® Arizona Municipal Fund

Oppenheimer Rochester® California Municipal Fund

Oppenheimer Rochester® Intermediate Term Municipal Fund

Oppenheimer Rochester® Limited Term California Municipal Fund

Oppenheimer Rochester® Maryland Municipal Fund

Oppenheimer Rochester® Massachusetts Municipal Fund

Supplement dated April 10, 2017 to the Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above-referenced Funds (each, a “Fund”), and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”

OPPENHEIMER QUEST FOR VALUE FUNDS | Oppenheimer Fundamental Alternatives Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	orafmf_SupplementTextBlock

Oppenheimer Fundamental Alternatives Fund

Supplement dated April 10, 2017 to the Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above-referenced Funds (each, a “Fund”), and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”

OPPENHEIMER QUEST FOR VALUE FUNDS | Oppenheimer Global Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	orafmf_SupplementTextBlock

Oppenheimer Global Allocation Fund

Supplement dated April 10, 2017 to the Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above-referenced Funds (each, a “Fund”), and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”

OPPENHEIMER QUEST FOR VALUE FUNDS | Oppenheimer Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	orafmf_SupplementTextBlock

Oppenheimer Mid Cap Value Fund

Supplement dated April 10, 2017 to the Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above-referenced Funds (each, a “Fund”), and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”

OPPENHEIMER REAL ESTATE FUND | OPPENHEIMER REAL ESTATE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	orafmf_SupplementTextBlock

Oppenheimer Real Estate Fund

Supplement dated April 10, 2017 to the Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above-referenced Funds (each, a “Fund”), and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”

OPPENHEIMER RISING DIVIDENDS FUND | OPPENHEIMER Rising Dividends Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	orafmf_SupplementTextBlock

Oppenheimer Rising Dividends Fund

Supplement dated April 10, 2017 to the Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above-referenced Funds (each, a “Fund”), and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”

OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND | OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	orafmf_SupplementTextBlock

Oppenheimer Rochester® AMT-Free Municipal Fund

Supplement dated April 10, 2017 to the Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above-referenced Funds (each, a “Fund”), and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”

OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND | OPPENHEIMER AMT-FREE NEW YORK MUNICIPAL FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	orafmf_SupplementTextBlock

Oppenheimer Rochester® AMT-Free New York Municipal Fund

Supplement dated April 10, 2017 to the Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above-referenced Funds (each, a “Fund”), and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”

Oppenheimer Rochester Arizona Municipal Fund | Oppenheimer Rochester Arizona Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	orafmf_SupplementTextBlock

Oppenheimer Rochester® Arizona Municipal Fund

Supplement dated April 10, 2017 to the Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above-referenced Funds (each, a “Fund”), and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”

OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND | OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	orafmf_SupplementTextBlock

Oppenheimer Rochester® California Municipal Fund

Supplement dated April 10, 2017 to the Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above-referenced Funds (each, a “Fund”), and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”

OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND | Oppenheimer Rochester Intermediate Term Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	orafmf_SupplementTextBlock

Oppenheimer Rochester® Intermediate Term Municipal Fund

Supplement dated April 10, 2017 to the Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above-referenced Funds (each, a “Fund”), and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”

OPPENHEIMER ROCHESTER Ltd TERM CALIFORNIA MUNICIPAL FUND | OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	orafmf_SupplementTextBlock

Oppenheimer Rochester® Limited Term California Municipal Fund

Supplement dated April 10, 2017 to the Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above-referenced Funds (each, a “Fund”), and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”

Oppenheimer Rochester Maryland Municipal Fund | Oppenheimer Rochester Maryland Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	orafmf_SupplementTextBlock

Oppenheimer Rochester® Maryland Municipal Fund

Supplement dated April 10, 2017 to the Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above-referenced Funds (each, a “Fund”), and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”

Oppenheimer Rochester Massachusetts Municipal Fund | Oppenheimer Rochester Massachusetts Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	orafmf_SupplementTextBlock

Oppenheimer Rochester® Massachusetts Municipal Fund

Supplement dated April 10, 2017 to the Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above-referenced Funds (each, a “Fund”), and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”